Performance Management - INTERMEDIATE BOND FUND OF AMERICA	Aug. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 4.54% (quarter ended December 31, 2023)

Lowest -3.41% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2024, was 4.87%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	4.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.41%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect theimpact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/8/2008	4.71%	1.71%	1.56%	2.11%
− After taxes on distributions		3.17	0.63	0.66	N/A
− After taxes on distributions and sale of fund shares		2.76	0.88	0.82	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	2/19/1988	1.80%	0.91%	1.04%	3.98%
C	3/15/2001	2.59	0.69	0.69	2.08
F-1	3/19/2001	4.40	1.42	1.26	2.33
F-3	1/27/2017	4.74	1.82	N/A	1.64
529-A (with maximum sales charge)	2/19/2002	1.78	0.90	1.00	2.05
529-C	2/19/2002	2.53	0.66	0.87	1.99
529-E	3/15/2002	4.22	1.23	1.05	1.98
529-F-1	9/16/2002	4.50	1.61	1.46	2.20
529-F-2	10/30/2020	4.66	N/A	N/A	–0.89
529-F-3	10/30/2020	4.76	N/A	N/A	–0.86
R-1	6/13/2002	3.63	0.70	0.55	1.40
R-2	5/31/2002	3.64	0.73	0.56	1.43
R-2E	8/29/2014	3.92	0.99	N/A	0.81
R-3	6/26/2002	4.15	1.17	1.01	1.82
R-4	6/27/2002	4.47	1.47	1.31	2.16
R-5E	11/20/2015	4.67	1.67	N/A	1.47
R-5	5/15/2002	4.77	1.77	1.61	2.53
R-6	5/1/2009	4.83	1.82	1.67	2.23

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.81%	2.88%
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.73	1.33	1.39	2.08
Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.09	1.28	1.55	N/A
Class F-2 annualized 30-day yield at August 31, 2024: 4.42% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Thirty Day Yield Caption [Optional Text]	Class F-2 annualized 30-day yield at August 31, 2024:
Thirty Day Yield Phone	(800) 421-4225
Thirty Day Yield	4.42%
Performance Availability Website Address [Text]	capitalgroup.com